Accumulated Other Comprehensive Income (Details) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Opening balance	$ (385)	$ (654)
Translation gain/(loss)	(25)	(54)
Financial instruments	(27)	29
Accumulated other comprehensive income	(437)	(679)
Net Cumulative Loss In Respect Of Cash Flow Hedges, net of tax	(2)	(2)	(2)	(22)
Total gains in respect of available for sale financial assets, net of tax	63		89
Total losses in respect of available for sale financial assets, net of tax	(1)		0
Comprehensive income consists of the following:
Net income/(loss)	723	27
Translation Loss	(27)	(54)
Financial instruments	(27)	29
Comprehensive Income Net Of Tax	669	2
Total comprehensive income attributable to:
AngloGold Ashanti	651	(21)
Noncontrolling interests	18	23
Comprehensive Income Net Of Taxation	$ 669	$ 2